Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Earnings per Share

	2020	2019	2018
Profit / (loss) from operations attributable to equity holders of the Group	412	(772)	(24,622)
Weighted average number of shares in issue (thousands)	117,453	117,252	116,637
Basic earnings / (loss) per share from operations	0.003	(0.007)	(0.211)

	2020	2019	2018
Profit / (loss) from operations attributable to equity holders of the Group	412	(772)	(24,622)
Weighted average number of shares in issue (thousands)	117,453	117,252	116,637
Adjustments for:
- Employee share options and restricted units (thousands)	261	645	1,198
Weighted average number of shares for diluted earnings per share (thousands)	117,714	117,897	117,835
Diluted earnings / (loss) per share from operations	0.003	(0.007)	(0.211)